Financial Risks Management - Schedule of Customer Risk Percentage (Details)	12 Months Ended
	Dec. 31, 2024 HKD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 HKD ($)
Customer A [Member]
Customer Risk [Line Items]
Revenue			$ 6,136,560